Schedule of intangible (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated life (years)	19 years
Capitalized patent costs	$ 46,932	$ 10,000
Accumulated amortization	0	0
Intangible assets, net	$ 46,932	$ 10,000